Securities Held to Maturity - Stratification by Contractual Maturity of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Amortized Cost Total	$ 219,906	$ 216,414	$ 210,015
Fair Value	218,064	213,472	202,328
Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less, Amortized Cost	6,302	5,809
Due after one year through five years, Amortized Cost	149,359	146,079
Due after five years through ten years, Amortized Cost	39,395	37,107
Due after ten years, Amortized Cost	24,850	27,419
Held-to-maturity Securities, Amortized Cost Total	219,906	216,414	210,015
Due in one year or less, Fair Value	6,312	5,825
Due after one year through five years, Fair Value	147,917	144,664
Due after five years through ten years, Fair Value	39,164	36,442
Due after ten years, Fair Value	24,671	26,541
Fair Value	$ 218,064	$ 213,472	$ 202,328